Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Texas Capital Texas Equity Index ETF
Prospectus [Line Items]
Annual Return [Percent]	10.20%	24.30%
Texas Capital Texas Oil Index ETF
Prospectus [Line Items]
Annual Return [Percent]	(3.17%)	1.36%
Texas Capital Government Money Market Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.10%
Texas Capital Government Money Market ETF
Prospectus [Line Items]
Annual Return [Percent]	4.13%